Deferred tax assets and liabilities (Details 4) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Deferred tax assets and liabilities [Abstract]
Profit before income taxes	₨ 1,021,086	₨ 1,862,838	₨ 1,600,276
Enacted tax rates in India	25.17%	25.17%	34.94%
Computed expected tax expense / (benefit)	₨ 257,007	₨ 468,876	₨ 559,136
Effect of:
Share based payment expense not deductible for tax purposes	0	0	0
Recognition of previously unrecognised deferred tax asset on temporary differences	(42,500)	(37,923)	(267,566)
Difference on account differential tax rates in different jurisdictions	18,519	23,917	(1,555)
Effect of Unrecognised business loss including reversal of previously recognised DTA on business loss	105,500	0	0
Recognition of current year temporary differences			(129,500)
Recognition of previously unrecognized tax losses			0
Difference on account of differential tax rates in different companies	0	0	(86,987)
Effect of expenses that are not deductible in determining taxable profit	1,700	7,224	3,092
Unrecognized temporary differences	0	0	3,491
Utilisation of previously unrecognised temporary differences	0	14,875	2,056
Effect of rate difference in opening and closing deferred tax	0	(718)	(28,182)
Others	0	0	14,429
Tax Effect Before Reversal Of Previously Recognised Temporary Differences	6,246	(10,920)	0
Reversal of previously recognised temporary differences	0	124,930	0
Tax expense (income), continuing operations	₨ 346,499	₨ 590,261	₨ 68,414